Leases - Schedule of Future Lease Payments Under Lease Liabilities (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024
Schedule of Future Lease Payments Under Lease Liabilities [Abstract]
Remainder of 2025	$ 164,572
2026	185,384
2027	193,679
2028	202,685
2029	171,705
2030	41,837
Total operating lease payments	959,862
Less: Imputed interest	(161,937)
Present value of operating lease liabilities	$ 797,925